Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE		$ 1,106,819	$ 2,204,720	$ 9,261,583	$ 8,932,751
COST OF REVENUE		931,519	1,892,403	12,066,778	9,881,622
GROSS LOSS		175,300	312,317	(2,805,195)	(948,871)
OPERATING EXPENSES:
Selling, general and administrative		1,313,111	1,325,249	7,134,120	3,158,995
Provision (recovery) for credit losses		23,283	(10,215)	408,569	907,021
Goodwill impairment loss					1,023,533
Total operating expenses		1,336,394	1,315,034	7,542,689	5,089,549
LOSS FROM OPERATIONS		(1,161,094)	(1,002,717)	(10,347,884)	(6,038,420)
OTHER INCOME (EXPENSE)
Interest expense, net		(897,017)	(302,389)	(2,301,600)	(847,191)
Non cash finance expense			(1,000,000)	(1,000,000)
Gain (Loss) on loan extinguishment		40,000		(8,417)	(233,450)
Other income (expense)				9,661	(752)
Total other expense, net		(857,017)	(1,302,389)	(3,300,356)	(1,081,393)
LOSS BEFORE INCOME TAXES		(2,018,111)	(2,305,106)	(13,648,240)	(7,119,813)
PROVISION FOR INCOME TAXES		1,700	1,700	5,100	218,358
NET LOSS		(2,019,811)	(2,306,806)	(13,653,340)	(7,338,171)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		394	50	94	788
COMPREHENSIVE LOSS		$ (2,019,417)	$ (2,306,756)	$ (13,653,246)	$ (7,337,383)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK*
Basic (in Shares)	[1]	4,649,263	772,431	1,149,320	742,416
Diluted (in Shares)	[1]	4,649,263	772,431	1,149,320	742,416
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.43)	$ (2.99)	$ (11.88)	$ (9.88)
Diluted (in Dollars per share)		$ (0.43)	$ (2.99)	$ (11.88)	$ (9.88)

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024